LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS, NET
Schedule of Land Use Rights

	As of December 31,
	2019	2020
	RMB	RMB
Land use rights	674,173,731	849,542,147
Less: accumulated amortization	(76,251,281)	(88,580,563)
Land use rights, net	597,922,450	760,961,584